ANCHOR
                                  INTERNATIONAL
                                      BOND
                                      TRUST






                                  ANNUAL REPORT
                                DECEMBER 31, 1997







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                         ANCHOR INTERNATIONAL BOND TRUST
------------------------------------------------------------------



 Comparison  of the  Change  in  Value of a  $10,000  Investment  in the
      Anchor International Bond Trust and the Standard & Poor's 500
                   Index and the Consumer Price Index




   [GRAPHIC OMITTED]







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                         ANCHOR INTERNATIONAL BOND TRUST
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                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1997



Assets:
Investments at quoted market value (cost $19,792,781 ;
 see Schedule of Investments, Notes 1, 2, & 5).......   $18,817,380
Cash ................................................       103,665
Interest receivable..................................       296,364
Other assets.........................................           442
                                                        -----------
    Total assets.....................................    19,217,851
                                                        -----------

Liabilities:
Payable for capital shares redeemed..................        14,985
Accrued expenses and other liabilities (Note 3 ).....        37,159
                                                        -----------
    Total liabilities................................        52,144
                                                        -----------

Net Assets:
Capital stock (unlimited shares authorized at $1.00 par
 value,amount paid in on 2,569,500 shares outstanding)
 (Note 1)...........................................     21,260,787
Accumulated undistributed net investment income (Note 1) (42,776) Accumulated realized loss from security transactions,
  net (Note 1).......................................   (1,076,903)
Net unrealized depreciation in value of investments
(Note 2).............................................     (975,401)
                                                        -----------
    Net assets (equivalent to $7.46 per share, based on
     2,569,500 capital shares outstanding)...........   $19,165,707
                                                        ===========





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                         ANCHOR INTERNATIONAL BOND TRUST
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                             STATEMENT OF OPERATIONS
                                DECEMBER 31, 1997



Income:
 Interest............................................   $ 868,261
                                                        -----------
    Total income.....................................     868,261
                                                        -----------

Expenses:
 Management fees, net (Note 3).......................     152,869
 Pricing and bookkeeping fees (Note 4)...............      26,000
 Audit and accounting fees...........................      17,000
 Legal fees..........................................       9,141
 Custodian fees......................................       6,218
 Transfer fees (Note 4)..............................       5,143
 Trustees' fees and expenses.........................       2,500
 Other expenses......................................       7,581
                                                        -----------
    Total expenses...................................     226,452
         Fees paid indirectly (Note 4)...............     (1,418)
                                                        -----------
         Net expenses................................     225,034
                                                        -----------

Net investment income................................     643,227
                                                        -----------

Realized and unrealized loss on investments:
  Realized loss on investments-net...................   (1,490,229)
  Decrease in net unrealized appreciation in
    investments......................................   (1,665,072)
                                                        -----------
    Net loss on investments..........................   (3,155,301)
                                                        ===========

Net decrease in net assets resulting from operations.  $(2,512,074)
                                                        ===========


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                         ANCHOR INTERNATIONAL BOND TRUST
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               STATEMENTS OF CHANGES IN NET ASSETS




                                          Year Ended   Year Ended
                                         December 31,   December
                                             1997       31, 1996
                                         --------------------------
From operations:
 Net investment income................... $643,227     $  823,654
 Realized loss on investments, net....... (1,490,229)   (995,541)
 Decrease in net unrealized
  appreciation in investments............ (1,665,072)   (1,190,814)
                                          ------------  -----------
    Net decrease in net assets resulting
     from operations..................... (2,512,074)   (1,362,701)
                                          ------------  -----------
Distributions to shareholders:
 From net investment income.............      --           --
 From net realized gain on investments..      --           --
                                          ------------  -----------
    Total distributions to shareholders..     --           --
                                          ------------  -----------
From capital share transactions:

                        Number of Shares
                          1997    1996
                       --------- ---------
 Proceeds from sale of
   shares............   108,473   178,697     856,741    1,531,714
 Shares issued to
  shareholders in
  distributions
  reinvested...........  --        --         --           --
 Cost of shares
  redeemed............. (675,286) (247,900)(5,283,667)   (2,112,416)
                        --------- --------- ----------   -----------
 Decrease in net assets
  resulting from
  capital share
  transactions.........  (566,813) (69,203) (4,426,926)   (580,702)
                        ========= ========= ------------  -----------

Net decrease in net assets...............   (6,939,000)   (1,943,403)
Net assets:
  Beginning of period....................   26,104,707    28,048,110
                                            ------------  -----------
  End of period (including undistributed
  net investment income of $(42,776)
  and $910,814,respectively).............   $19,165,707   $26,104,707
                                            ============  ===========


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                         ANCHOR INTERNATIONAL BOND TRUST
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                SELECTED  PER SHARE  DATA AND  RATIOS
           (for a share  outstanding throughout each period)


                                  Year Ended December 31,
                         1997     1996     1995      1994     1993
                      ------------------------------------------------

Investment income.....  $0.42     $0.35    $0.89     $0.19    $0.55
Expenses, net.........   0.11      0.09     0.17      0.04     0.08
                       --------- ------- ---------  -------  --------
Net investment income..  0.31      0.26     0.72      0.15     0.47
Net realized and
 unrealized
 gain (loss) on
 investments........... (1.17)    (0.69)    0.69      0.48    (0.41)
Distributions to
shareholders:
  From net investment
   income.............   --        --      (0.73)    (0.44)   (0.13)
  From net realized
   gain on
   investments........   --        --       --        --       --
                      --------- --------------------------------------
Net increase
(decrease)
 in net asset value...  (0.86)    (0.43)    0.68      0.19    (0.07)
Net asset value:
 Beginning of period..   8.32      8.75     8.07      7.88     7.95
                      ========= ======================================
 End of period........  $7.46     $8.32    $8.75     $8.07    $7.88
                      ========= ======================================
Ratio of expenses to
 average net assets...   1.11%     1.06%    1.06%     1.09%    1.06%
Ratio of net
 investment income to
 average net
 assets................  3.16%     3.19%    4.40%     3.90%    5.78%
Portfolio turnover....    --        --       --        --       --
Number of shares out-
 standing at end of
 period................ 2,569,500 3,136,313 3,205,516 2,340,990 2,158,000


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                         ANCHOR INTERNATIONAL BOND TRUST
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                             SCHEDULE OF INVESTMENTS
                                DECEMBER 31, 1997
                                                          Value
 Quantity                                                (Note 1)
 FOREIGN BONDS -- 53.62%
          German Mark -- 26.15%
 1,550,000Bundesobl, 5.060%, due 05/21/01................  $ 875,750
 2,000,000Bundesrepublik Deutscheland, 6.00%, due
          04/20/98.......................................  1,123,200
 2,000,000Deutsch Bundespost, 6.25%, due 10/01/03........  1,176,000
 3,000,000Deutschland, 7.125%, due 12/20/02..............  1,836,900
                                                           ----------
                                                           5,011,850
                                                           ----------
          Netherlands Guilders -- 23.68%
 1,500,000ABN-AMRO Bank, 6.375%, due 04/21/00............    770,250
 2,000,000Bank Voor Nederlandse Gemeenten, 7.00%, due
          03/10/03.......................................  1,073,800
 2,000,000Nederland, 7.25%, due 10/01/04.................  1,106,400
 2,000,000Nederlands, 6.50%, due 04/15/03................  1,059,200
 1,000,000Nederlandse Waterschapsbank, 6.625%, due
          07/21/03.......................................    528,800
                                                           ----------
                                                           4,538,450
                                                           ----------
          Swiss Francs -- 3.79%
  500,000 General Electric Capital Corp., 5.25% due
          02/02/99.......................................    355,600
  500,000 Toyota Motor Credit Corp., 5.375%, due 02/14/01    371,550
                                                           ----------
                                                             727,150
                                                           ----------
          Total foreign bonds (cost $11,226,335).........  10,277,450
                                                           ----------

 FOREIGN TIME DEPOSITS -- 44.56%
 5,342,900Deutsche Mark, maturing 01/05/98,
           at 3.25%......................................  2,981,872
 5,100,932Deutsche Mark, maturing 01/12/98,
           at 3.25%......................................  2,846,830
 5,476,12Netherland Guilder, maturing 01/05/98,
          at 3.00% .....................................   2,711,228
                                                           -----------
          Total foreign time deposits (cost $8,566,446)..  8,539,930
                                                           -----------

          Total investments (cost $19,792,781)........... 18,817,380
                                                          -----------
 CASH & OTHER ASSETS, LESS LIABILITIES -- 1.82%..........    348,327
                                                          -----------
          Total Net Assets............................... $19,165,707
                                                           ==========



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                         ANCHOR INTERNATIONAL BOND TRUST
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                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997



1. Significant accounting policies:
   Anchor International Bond Trust, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment management company. The following is a summary of significant accounting policies followed by the Trust which are in conformity with those generally accepted in the investment company industry. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
   A. Investment securities--
    Security transactions are recorded
    on the date the investments are purchased or sold. Each day, securities traded in the foreign over-the-counter market are valued at the closing bid price of the European markets; other investment securities traded on a national securities exchange are valued at the last sales price as of 12:00 noon, or, if there has been no sale by noon, at the current bid price. Other securities for which market quotations are readily available are valued at the last known sales price, or, if unavailable, the known current bid price which most nearly represents current market value. Options are valued in the same manner. Foreign currencies and foreign denominated securities are translated at current market exchange rates as of noon. Temporary cash investments are stated at cost, which approximates market value. Interest income is recorded on the accrual basis. Gains and losses from sales of investments are calculated using the "identified cost" method for both financial reporting and federal income tax purposes.
   B. Income Taxes-- The Trust has elected to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year all of its taxable income to its shareholders. No provision for federal income taxes is necessary since the Trust intends to qualify for and elect the special tax treatment afforded a "regulated investment company" under subchapter M of the Internal Revenue Code. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to foreign currency losses offset by net investment income, resulted in a net decrease in undistributed net investment income and a decrease in accumulated realized loss from security transactions. This reclassification had no affect on net assets.


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                         ANCHOR INTERNATIONAL BOND TRUST
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                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

                                   (Continued)

   C. Capital  Stock-- The Trust records the sales and redemptions of its capital stock on trade date.
   D. Foreign Currency-- Amounts denominated in or expected to settle in foreign currencies are translated into United States dollars at rates reported by a major Boston bank on the following basis:
     A. Market value of  investment  securities,  other assets and liabilities  at the 12:00 noon  Eastern  Time rate of exchange at the balance sheet date.
     B. Purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions (or at an average rate if significant rate fluctuations have not occurred). The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales and maturities of short term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the United States dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
2. Tax basis of investments:
   At December 31, 1997, the total cost of investments for federal income tax purposes was identical to the total cost on a financial reporting basis. Aggregate gross unrealized appreciation in investments in which there was an excess of market value over tax cost was $17,231. Aggregate gross unrealized depreciation in investments in which there was an excess of tax cost over market value was $992,632. Net unrealized depreciation in investments at December 31, 1997 was $975,401.
3. Investment advisory service agreements:
   The investment advisory contract with Anchor Investment Management Corporation (the "investment adviser") provides that the Trust will pay the adviser a fee for investment advice based on 3/4 of 1% per annum of average daily net assets. At December 31, 1997, investment advisory fees of $13,178 were due and were included in "Accrued expenses and other liabilities" in the accompanying Statement of Assets and Liabilities. David Y. Williams, a Trustee of the Trust, is President and a Director of the Investment Adviser.

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                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 1997

                                   (Continued)


4. Certain transactions:
   Anchor Investment Management Corporation provides transfer agent services for the Trust. Fees earned by Anchor Investment Management Corporation for transfer agent services for the year ended December 31, 1997 were $5,143. Fees earned by Anchor Investment Management Corporation for expenses related to daily pricing of the Trust shares and for bookkeeping services for the year ended December 31, 1997 were $26,000. For the year ended December 31, 1997 the total expense increase, as shown in the statement of operations, is $1,418 as a result of an expense offset arrangement with its custodian, Investors Bank & Trust Company. The Trust could have invested the assets used by the custodian in an income producing asset if it had not agreed to a reduction in fees under the expense offset arrangement. In addition, the expense ratios in the Selected Per Share Data and Ratios are based on the total expenses, which include amounts that would have been paid in lieu of an expense offset arrangement

5. Purchases and sales:
   Aggregate cost of purchases and the proceeds from sales and maturities on investments for the year ended December 31, 1997 were:
    Cost of securities acquired:
      U.S. Government and investments backed by
      such securities........................... $     --
      Other investments.......................     398,424,987
                                                  =============
                                                 $ 398,424,987
                                                  =============
    Proceeds from sales and maturities:
      U.S. Government and investments backed by
      such securities..........................  $    --
      Other investments.......................     401,983,111
                                                  =============
                                                 $ 401,983,111
                                                  =============


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                         ANCHOR INTERNATIONAL BOND TRUST
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INDEPENDENT AUDITORS' REPORT


To the Shareholders and Trustees of Anchor International Bond Trust:


We have audited the accompanying statement of assets and liabilities of Anchor International Bond Trust (a Massachusetts business trust), including the schedule of investments, as of December 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended. These financial statements and per share data and ratios are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and per share data and ratios based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of Anchor International Bond Trust as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the selected per share data and ratios for each of the five years in the period then ended, in conformity with generally accepted accounting principles.



                                         LIVINGSTON & HAYNES, P.C.



Wellesley, Massachusetts,
January 14, 1998.



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                         ANCHOR INTERNATIONAL BOND TRUST
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                              OFFICERS AND TRUSTEES



DAVID W.C. PUTNAM                            Chairman
Chairman, Board of Directors, F.L. Putnam    and Trustee
Investment Management Corporation
President and Director, F.L. Putnam
Securities Company Incorporated

J. STEPHEN PUTNAM                            Vice President and
President, Robert Thomas Securities          Treasurer

SPENCER H. LE MENAGER                        Secretary
President, Equity Inc.                       and Trustee

MAURICE A. DONAHUE                           Trustee
Director and Professor, Institute for
Governmental Services and
Walsh-Saltonstall Professor of Practical
Politics, University of Massachusetts

DAVID Y. WILLIAMS                            President
President and Director, Meeschaert & Co.,    and Trustee
Inc., President and Director, Anchor
Investment Management Corporation


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                         ANCHOR INTERNATIONAL BOND TRUST
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              INVESTMENT ADVISER AND TRANSFER AGENT
            Anchor Investment Management Corporation
     579 Pleasant St., Suite 4, Paxton, Massachusetts 01612
                         (508) 831-1171

                           DISTRIBUTOR
                     Meeschaert & Co., Inc.
     579 Pleasant St., Suite 4, Paxton, Massachusetts 01612

                           CUSTODIAN
               Investors Bank & Trust Company
        89 South Street, Boston, Massachusetts 02111

                  INDEPENDENT PUBLIC ACCOUNTANT
                     Livingston & Haynes, P.C.
        40 Grove St., Wellesley, Massachusetts 02181

                         LEGAL COUNSEL
             Yukevich, Blume, Marchetti & Zangrilli
       One Gateway Center, Pittsburgh, Pennsylvania 15222







This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus which includes information concerning the Trust's record or other pertinent information.